ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Details)									1 Months Ended		12 Months Ended
	Dec. 20, 2021 USD ($) $ / shares	Dec. 20, 2021 CNY (¥)	Jan. 15, 2020 shares	Jun. 27, 2019 shares	Jan. 25, 2019 shares	Mar. 27, 2018 USD ($) $ / shares shares	Mar. 27, 2018 CNY (¥) shares	Mar. 11, 2018 shares	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Dec. 31, 2022	Dec. 31, 2020 shares	Dec. 31, 2017 shares
ORGANIZATION AND PRINCIPAL ACTIVITIES
Entity incorporation date											Oct. 18, 2017
Cash dividend | $	$ 56,667,425
Cash dividend per ordinary share | $ / shares	$ 0.55
Payments of dividend	$ 50,243,715	¥ 320,253,160							$ 6,423,710	¥ 40,999,458
Minimum
ORGANIZATION AND PRINCIPAL ACTIVITIES
Lease term											5 years
Maximum
ORGANIZATION AND PRINCIPAL ACTIVITIES
Lease term											22 years
Leased And Operated Hotels | Minimum
ORGANIZATION AND PRINCIPAL ACTIVITIES
Lease term											5 years
Leased And Operated Hotels | Maximum
ORGANIZATION AND PRINCIPAL ACTIVITIES
Lease term											22 years
Franchised And Managed Hotels | Minimum
ORGANIZATION AND PRINCIPAL ACTIVITIES
Lease term											5 years
Franchised And Managed Hotels | Maximum
ORGANIZATION AND PRINCIPAL ACTIVITIES
Lease term											20 years
Argyle Beijing
ORGANIZATION AND PRINCIPAL ACTIVITIES
Business acquisition, equity interest acquired											60.00%
Initial Public Offering
ORGANIZATION AND PRINCIPAL ACTIVITIES
Payment for initial public offering costs | ¥							¥ 30,827,578
Class B Ordinary Shares to Class A Ordinary Shares
ORGANIZATION AND PRINCIPAL ACTIVITIES
Number of shares were redesignated								7,594,048
Common Class A
ORGANIZATION AND PRINCIPAL ACTIVITIES
Business acquisition, shares issued												870,908
Common Class A | Argyle Beijing
ORGANIZATION AND PRINCIPAL ACTIVITIES
Business acquisition, shares issued				626,746	626,746
Common Class A | Shandong Xinghui
ORGANIZATION AND PRINCIPAL ACTIVITIES
Business acquisition, shares issued			870,908
Business acquisition, equity interest acquired			70.00%
Common Class A | Initial Public Offering
ORGANIZATION AND PRINCIPAL ACTIVITIES
Stock issued during period						10,200,000	10,200,000
Shares issued price per share | $ / shares						$ 14.00
Proceeds from issuance of shares | $						$ 133,518,000
Common Class A | GreenTree Inns Hotel Management Group, Inc.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Shares issued for services contributed by founders													48,635,252
Common Class B | GreenTree Inns Hotel Management Group, Inc.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Shares issued for services contributed by founders													42,716,957
Alex S. Xu (CEO)
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership interest hold by founder											78.59%